Subsequent Event	3 Months Ended
Mar. 31, 2013
Subsequent Event

22. Subsequent Event (unaudited)

On May 1, 2013, the Company granted service-based restricted stock units (“RSUs”) for the purchase of 483,667 ordinary shares and performance-based restricted stock units (“PSUs”) for the purchase of 654,250 ordinary shares with a grant-date fair value of $22.76. On June 20, 2013, the Company granted service-based RSUs for the purchase of 40,500 ordinary shares and PSUs for the purchase of 5,000 ordinary shares with a grant-date fair value of $31.10. The RSUs have restrictions which lapse four years from the date of grant. Restrictions on the PSUs will lapse based upon the achievement of certain financial performance targets during the applicable performance period, which ends on December 31, 2013. The grant date fair value of the shares is recognized over the requisite period of performance once achievement of criteria is deemed probable. Periodically throughout the performance period, the Company estimates the likelihood of achieving performance goals. Actual results, and future changes in estimates, may differ substantially from the Company’s current estimates. If the targets are not achieved, the shares will be forfeited by the employee.